Impairment losses and goodwill - Goodwill - Net book value (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Net book value	€ 24,192	€ 27,596	€ 27,644
Telekom Romania Communications [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 272